UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-03596
SELIGMAN COMMUNICATIONS AND INFORMATION FUND, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 12/31
Date of reporting period: 9/30

Portfolio of Investments
Seligman Communications and Information Fund
Sept. 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (92.0%)

Issuer	Shares		Value(a)
Communications Equipment (10.0%)
Cisco Systems	6,571,400	(b)	$154,690,756
F5 Networks	1,045,190	(b,g)	41,420,880
Nortel Networks	819	(b,c)	72
Polycom	445,500	(b,g)	11,917,125
QUALCOMM	2,758,100		124,059,338

Total			332,088,171

Computers & Peripherals (16.8%)
Apple	803,600	(b)	148,963,332
Electronics for Imaging	4,792,700	(b,e,g)	54,013,729
EMC	3,939,500	(b,g)	67,129,080
Entegrity Solutions	18,802	(b,d,f)	—
Hewlett-Packard	2,391,700		112,912,157
NetApp	5,810,123	(b,g)	155,014,082
Seagate Technology	760,200	(c)	11,562,642
Western Digital	229,000	(b)	8,365,370

Total			557,960,392

Diversified Telecommunication Services (1.0%)
Qwest Communications Intl	4,023,900	(g)	15,331,059
Telecom Italia	10,418,100	(c,g)	18,276,005

Total			33,607,064

Health Care Equipment & Supplies (4.1%)
Baxter Intl	468,500		26,709,185
Medtronic	828,122		30,474,890
St. Jude Medical	2,055,300	(b,g)	80,177,253

Total			137,361,328

Health Care Providers & Services (0.8%)
Quest Diagnostics	507,200	(g)	26,470,768

Internet Software & Services (6.4%)
Open Text	3,143,998	(b,c,e)	117,365,445
VeriSign	2,534,900	(b,g)	60,051,781
Workstream	2,601	(b,c)	767
Yahoo!	2,092,164	(b,g)	37,261,441

Total			214,679,434

IT Services (7.1%)
Amdocs	7,487,400	(b,c)	201,261,312
Fidelity Natl Information Services	1,337,912	(g)	34,130,135
Total			235,391,447

Issuer	Shares		Value(a)
Life Sciences Tools & Services (0.7%)
Life Technologies	287,465	(b,g)	13,381,496
Thermo Fisher Scientific	228,800	(b)	9,991,696

Total			23,373,192

Media (0.5%)
DreamWorks Animation SKG Cl A	455,000	(b)	16,184,350

Pharmaceuticals (2.9%)
Abbott Laboratories	1,966,800		97,297,596

Semiconductors & Semiconductor Equipment (2.2%)
Avago Technologies	509,391	(b,c)	8,695,304
Elpida Memory	260,500	(b,c)	3,415,908
Marvell Technology Group	626,643	(b,c,g)	10,145,350
Novellus Systems	781,800	(b)	16,402,164
Taiwan Semiconductor Mfg	17,651,000	(c)	35,436,064

Total			74,094,790

Software (39.5%)
Adobe Systems	1,423,200	(b,g)	47,022,528
Aspen Technology	1,626,000	(b,g)	16,625,850
BMC Software	2,208,164	(b,g)	82,872,395
Check Point Software Technologies	7,516,100	(b,c,g)	213,081,435
Magma Design Automation	767,600	(b,g)	1,604,284
McAfee	176,621	(b,g)	7,734,234
Mentor Graphics	6,092,600	(b,e,g)	56,722,106
Microsoft	6,553,000		169,657,170
Nuance Communications	4,978,900	(b,g)	74,484,344
Oracle	5,367,600		111,860,784
Parametric Technology	7,851,588	(b,e,g)	108,508,946
SonicWALL	972,989	(b,g)	8,173,108
Symantec	10,079,700	(b,g)	166,012,659
Synopsys	11,090,171	(b,e,g)	248,641,633

Total			1,313,001,476

Total Common Stocks (Cost: $3,002,019,494)			$3,061,510,008

Preferred Stocks & Other (0.1%)

	Shares/
Issuer	Principal Amount		Value(a)
Communications Equipment (—%)
Flashpoint Technology
Cv	246,914	(b,d,f)	$—

Computers & Peripherals (0.1%)
Geographic Network Affiliates Intl
Cv	120,000	(b,d,f)	—
Geographic Network Affiliates Intl
9.00% Cv Promissory Nts Payable on Demand	$320,000	(b,d,f)	—
Geographic Network Affiliates Intl
Warrants	32,000	(b,d,f)	—
Neoplanet
Cv	425,412	(b,d,f)	—
Silver Peak Systems
Cv	2,620,545	(b,f)	2,161,951

	Shares/
Issuer	Principal Amount		Value(a)
Independent Power Producers & Energy Traders (—%)
Miasole
Cv	805,620	(b,f)	1,611,240

Professional Services (—%)
Techies.com
Cv	235,294	(b,d,f)	—
Techies.com
9.00% Cv Promissory Nts Payable on Demand	$244,296	(b,d,f)	—

Total Preferred Stocks & Other (Cost: $27,641,438)			$3,773,191

Money Market Fund (6.3%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.28%	208,159,386	(h)	$208,159,386
Total Money Market Fund (Cost: $208,159,386)			$208,159,386

Investments of Cash Collateral Received for Securities on Loan (10.0%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund (8.0%)
JPMorgan Prime Money Market Fund	264,219,388	$264,219,388

	Coupon	Principal
Issuer	rate	amount	Value(a)
Asset-Backed Commercial Paper (0.6%)
Belmont Funding LLC
10-06-09	5.20%	$7,999,191	$7,999,191
Ebbets Funding LLC
10-06-09	4.70	7,999,269	7,999,269
Rhein-Main Securitisation
10-20-09	3.20	4,998,889	4,998,889

Total			20,997,349

Certificates of Deposit (1.1%)
Banco Espirito Santo e Comm London
10-06-09	3.00	8,000,000	8,000,000
Dexia Credit Local du France
10-09-09	4.20	5,999,020	5,999,020
Monte de Paschi
11-02-09	3.95	10,000,000	10,000,000
NyKredit
12-29-09	4.00	5,000,000	5,000,000
Raiffeisen Zentralbank Oest Vienna
10-05-09	2.90	8,000,000	8,000,000

Total			36,999,020

Commercial Paper (0.3%)
KBC Financial Products
11-02-09	4.75	9,995,382	9,995,382
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $332,211,139)			$332,211,139

Total Investments in Securities (Cost: $3,570,031,457)(i)			$3,605,653,724

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Sept. 30, 2009, the value of foreign securities represented 18.6% of net assets.

(d)	Negligible market value.

(e)	Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the period ended Sept. 30, 2009 are as follows:

	Beginning	Purchase	Sales	Ending	Dividend
Issuer	cost	cost	cost	cost	income	Value(a)

Advanced Medical Optics	$50,768,397	$1,310,483	$52,078,880	$—	$—	$—
Electronics for Imaging	114,087,063	1,011,454	—	115,098,517	—	54,013,729
Mentor Graphics	85,683,849	—	19,408,675	66,275,174	—	56,722,106
Open Text*	67,338,550	86,375,584	46,640,280	107,073,854	—	117,365,445
Parametric Technology*	33,400,035	83,148,052	15,102,038	101,446,049	—	108,508,946
Riverbed Technology*	24,526,259	32,628,126	57,154,385	—	—	—
Synopsys	295,761,714	—	21,094,877	274,666,837	—	248,641,633

Total	$671,565,867	$204,473,699	$211,479,135	$664,560,431	$—	$585,251,859

*	Issuer was not an affiliate for the entire nine month period ended Sept. 30, 2009.

(f)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Sept. 30, 2009 was $3,773,191 representing 0.1% of net assets. Information concerning such security holdings at Sept. 30, 2009 is as follows:

	Acquisition
Security	dates	Cost

Entegrity Solutions	02-16-00 thru 04-25-02	$1,011,147
Flashpoint Technology
Cv	09-10-99	1,000,844
Geographic Network Affiliates Intl
Cv	12-29-99 thru 12-17-01	2,002,218
Geographic Network Affiliates Intl
9.00% Cv Promissory Nts Payable on Demand	12-05-01 thru 03-12-02	320,143
Geographic Network Affiliates Intl
Warrants	12-05-01 thru 03-12-02	—
Miasole
Cv	07-10-08	10,032,163
Neoplanet
Cv	02-18-00	2,000,001
Silver Peaks Systems

	Acquisition
Security	dates	Cost

Cv	01-14-08	10,041,774
Techies.com
Cv	01-27-00	1,999,999
Techies.com
9.00% Cv Promissory Nts Payable on Demand	06-07-00	244,296

(g)	At Sept. 30, 2009, security was partially or fully on loan.

(h)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2009.

(i)	At Sept. 30, 2009, the cost of securities for federal income tax purposes was approximately $3,570,031,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$254,123,000
Unrealized depreciation	(218,500,000)

Net unrealized appreciation	$35,623,000

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated June 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2009:

	Fair value at Sept. 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks(a)	$3,061,510,008	$—	$—	$3,061,510,008
Preferred Stocks & Other(a)
Computers & Peripherals	—	—	2,161,951	2,161,951
Independent Power Producers & Energy Traders	—	—	1,611,240	1,611,240

Total Equity Securities	3,061,510,008	—	3,773,191	3,065,283,199

Other
Affiliated Money Market Fund (b)	208,159,386	—	—	208,159,386
Investments of Cash Collateral Received for Securities on Loan (c)	264,219,388	67,991,751	—	332,211,139

Total Other	472,378,774	67,991,751	—	540,370,525

Total	$3,533,888,782	$67,991,751	$3,773,191	$3,605,653,724

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2009.

(c)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Preferred Stocks & Other

Balance as of Dec. 31, 2008	$12,122,633
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	(8,348,870)
Net purchases (sales)	—
Transfers in and/or out of Level 3	(572)

Balance as of Sept. 30, 2009	$3,773,191

*	Change in unrealized appreciation (depreciation) relating to securities held at Sept. 30, 2009 was $ (8,381,582).

Item 2. Control and Procedures
Item 3. Exhibits
SIGNATURES
EX-99.CERT

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Seligman Communications and Information Fund, Inc.

By	/s/ Patrick T. Bannigan Patrick T. Bannigan President and Principal Executive Officer
Date November 25, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan Patrick T. Bannigan President and Principal Executive Officer
Date November 25, 2009

By	/s/ Jeffrey P. Fox Jeffrey P. Fox Treasurer and Principal Financial Officer
Date November 25, 2009